Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) $ / MMBTU	Dec. 31, 2016 USD ($) $ / bbl	Dec. 31, 2016 USD ($) Purchasers	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) $ / MMBTU	Dec. 31, 2015 USD ($) $ / bbl	Dec. 31, 2015 USD ($) Purchasers	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 $ / MMBTU	Dec. 31, 2014 $ / bbl	Dec. 31, 2014 Purchasers	Dec. 31, 2014	Dec. 31, 2014 USD ($)	Feb. 22, 2017 USD ($)	Dec. 09, 2016 USD ($)	Jan. 31, 2016 USD ($)	Apr. 14, 2015 USD ($)
Summary of Significant Accounting Policies [Line Items]
Midstream services revenues							$ 5,218,000						$ 1,864,000					$ 1,213,000
Midstream operating costs							5,389,000						3,489,000					1,408,000
Borrowings under Credit Agreement	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0
Senior unsecured notes payable	573,924,000	573,924,000	573,924,000	573,924,000	573,924,000	573,924,000	573,924,000	$ 391,254,000	$ 391,254,000	$ 391,254,000	$ 391,254,000	$ 391,254,000	391,254,000
Restricted cash	$ 1,258,000	1,258,000	1,258,000	1,258,000	1,258,000	1,258,000	1,258,000	$ 44,357,000	$ 44,357,000	$ 44,357,000	$ 44,357,000	$ 44,357,000	44,357,000								$ 42,100,000
Billing date	30 days
Outstanding days of account receivable	60 days
Allowance for doubtful accounts	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0
Capitalized general and administrative costs							15,700,000						6,900,000					6,400,000
Capitalized interest expense							3,700,000						3,900,000					2,800,000
Present value discounted percent of future net revenues of proved oil and natural gas reserves						10.00%
Average oil and natural gas prices			2.48	39.25					2.59	46.79				4.35	91.48
Net capitalized costs less related deferred income taxes exceeded the full-cost ceiling																		0
Impairment charge of net capitalized costs							158,633,000						801,166,000					0
Number of purchasers | Purchasers					3						3					3
Stock-based compensation (non-cash) expense							12,362,000						9,450,000					5,524,000
Common stock and restricted stock unit expense							1,000,000						900,000					300,000
Percentage being realized up on ultimate settlement						50.00%
Machinery and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life using the straight-line	30 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable due period	60 days
Useful life	30 years
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable due period	30 days
Useful life	5 years
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						38.00%						39.00%					44.00%
Sales Revenue, Goods, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						48.00%						59.00%					68.00%
Stock options [Member]
Summary of Significant Accounting Policies [Line Items]
Stock-based compensation (non-cash) expense							$ 5,900,000						4,700,000					2,500,000
Restricted Stock Units (RSUs) [Member]
Summary of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		90,552						73,923
Restricted stock [Member]
Summary of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		1,039,292						854,238
Stock options [Member]
Summary of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		2,886,821						2,362,861
Senior Notes Due 2023 [Member] | Unsecured Debt [Member]
Summary of Significant Accounting Policies [Line Items]
Senior unsecured notes payable																				$ 175,000,000		$ 400,000,000
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Borrowings under Credit Agreement																			$ 0
Reclassification from Other Income to Third-Party Midstream Services Revenue [Member] | Restatement Adjustment [Member]
Summary of Significant Accounting Policies [Line Items]
Midstream services revenues													1,800,000					1,200,000
Reclassification from Lease Operating Expenses to Plant and Other Midstream Services Operating Expenses [Member] | Restatement Adjustment [Member]
Summary of Significant Accounting Policies [Line Items]
Midstream operating costs													$ 3,500,000					$ 1,400,000
Plains Marketing [Member] | Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						18.00%
Shell Trading (US) Company [Member] | Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						17.00%						33.00%					45.00%
Occidental Energy Marketing [Member] | Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						13.00%
Enterprise Crude Oil LLC [Member] | Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage												14.00%					12.00%
Sequent Energy Management [Member] | Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage												12.00%
Enterprise Products Operating [Member] | Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage																	11.00%